Parent Company Financial Data - Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income attributable to Uwharrie Capital Corp	$ 1,679	$ 954	$ 404
Adjustments to reconcile net income to net cash used by operating activities:
(Increase) decrease in other assets	663	810	3,655
Increase (decrease) in other liabilities	349	424	431
Net cash provided (used) by operating activities	3,201	9,207	(420)
Cash flows from financing activities
Repurchase of common stock, net	(1,401)	(169)	(304)
Repayment of series A preferred stock		(10,500)
Increase in unearned ESOP compensation		(208)	(190)
Cash paid for fractional shares	(4)
Increase (decrease) in cash and cash equivalents	(21,603)	(9,334)	53,041
Cash and cash equivalents, beginning of year	72,394	81,728	28,687
Cash and cash equivalents, end of year	50,791	72,394	81,728
Consolidated [Member]
Cash flows from operating activities
Net income attributable to Uwharrie Capital Corp	1,679	954	404
Adjustments to reconcile net income to net cash used by operating activities:
Equity in undistributed earnings of subsidiaries	(1,456)	1,053	(1,100)
(Increase) decrease in other assets	136	2,298	(734)
Increase (decrease) in other liabilities	78	(305)	(97)
Net cash provided (used) by operating activities	437	4,000	(1,527)
Cash flows from financing activities
Net decrease in master notes	(324)	(1,453)	(757)
Net increase in short-term debt	1,000
Net repayment of issuance of junior subordinated debentures	(1,593)
Repurchase of common stock, net	(1,401)	(169)
Preferred stock redeemed by from bank subsidiary		7,800
Increase in unearned ESOP compensation		(114)	(103)
Dividends on preferred stock		(225)	(545)
Cash paid for fractional shares	(4)
Net cash used by financing activities	(2,322)	(4,661)	(1,405)
Increase (decrease) in cash and cash equivalents	(1,885)	(661)	(2,932)
Cash and cash equivalents, beginning of year	5,856	6,517	9,449
Cash and cash equivalents, end of year	3,971	5,856	6,517
Consolidated [Member] | Preferred Stock Series A [Member]
Cash flows from financing activities
Repayment of series A preferred stock		$ (10,500)